Financial Instruments - Summary of Company's Canadian Dollar Denominated Financial Instruments (Detail) - CAD ($) $ in Millions	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Statement [Line Items]
Cash	$ 266.9	$ 97.9	$ 247.4
Accounts receivable	227.6	246.7
Governmental loans	(158.6)	(143.6)
Other long-term liabilities	(26.7)	(17.0)
Currency risk [member]
Statement [Line Items]
Cash	1.9	1.5
Restricted cash	0.1	3.9
Accounts receivable	107.0	78.0
Accounts payable and accrued liabilities	(139.4)	(145.5)
Governmental loans	(158.6)	(143.6)
Other long-term liabilities	(23.7)	(17.0)
Net Canadian dollar denominated financial instruments	$ (212.7)	$ (222.7)